U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-03828
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Seligman Municipal Fund Series, Inc. on behalf of its:
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Seligman Colorado Municipal Series
Seligman Georgia Municipal Series
Seligman Louisiana Municipal Series
Seligman Maryland Municipal Series
Seligman Massachusetts Municipal Series
Seligman Michigan Municipal Series
Seligman Minnesota Municipal Series
Seligman Missouri Municipal Series
Seligman National Municipal Series
Seligman New York Municipal Series
Seligman Ohio Municipal Series
Seligman Oregon Municipal Series
Seligman South Carolina Municipal Series
(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY 10017
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(Address of principal executive offices)(Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864
                                                    Toll Free:  800-221-2450

Date of fiscal year end:   9/30
Date of reporting period:  7/1/2006 - 6/30/2007

====================== SELIGMAN COLORADO MUNICIPAL SERIES ======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

====================== SELIGMAN GEORGIA MUNICIPAL SERIES =======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

===================== SELIGMAN LOUISIANA MUNICIPAL SERIES ======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

====================== SELIGMAN MARYLAND MUNICIPAL SERIES ======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=================== SELIGMAN MASSACHUSETTS MUNICIPAL SERIES ====================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

====================== SELIGMAN MICHIGAN MUNICIPAL SERIES ======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

===================== SELIGMAN MINNESOTA MUNICIPAL SERIES ======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

====================== SELIGMAN MISSOURI MUNICIPAL SERIES ======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

====================== SELIGMAN NATIONAL MUNICIPAL SERIES ======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

====================== SELIGMAN NEW YORK MUNICIPAL SERIES ======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

======================== SELIGMAN OHIO MUNICIPAL SERIES ========================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

======================= SELIGMAN OREGON MUNICIPAL SERIES =======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=================== SELIGMAN SOUTH CAROLINA MUNICIPAL SERIES ===================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                   SELIGMAN MUNICIPAL FUND SERIES, INC.
                    Seligman Colorado Municipal Series
                    Seligman Georgia Municipal Series
                   Seligman Louisiana Municipal Series
                    Seligman Maryland Municipal Series
                 Seligman Massachusetts Municipal Series
                    Seligman Michigan Municipal Series
                   Seligman Minnesota Municipal Series
                    Seligman Missouri Municipal Series
                    Seligman National Municipal Series
                    Seligman New York Municipal Series
                      Seligman Ohio Municipal Series
                     Seligman Oregon Municipal Series
                 Seligman South Carolina Municipal Series

Pursuant to this requirement of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized on the 20th day of August, 2007.


Signature                        Title
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/s/ Brian T. Zino                President, Director and Chief Executive Officer
-----------------------------    (Principal Executive Officer)
Brian T. Zino